ORGANIZATION AND NATURE OF OPERATIONS (Schedule of Subsidiaries) (Details)	9 Months Ended
Sep. 30, 2020
JinkoSolar Investment Limited ("Paker") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 10, 2006
Percentage of ownership	100.00%
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 13, 2006
Percentage of ownership	100.00%
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 02, 2006
Percentage of ownership	100.00%
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 24, 2009
Percentage of ownership	100.00%
JinkoSolar GmbH ("Jinko GmbH") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 01, 2010
Percentage of ownership	100.00%
Zhejiang Jinko Solar Trading Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 13, 2010
Percentage of ownership	100.00%
Xinjiang Jinko Solar Co., Ltd. ("Xinjiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 30, 2016
Percentage of ownership	100.00%
Yuhuan Jinko Solar Co., Ltd.("Yuhuan Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 29, 2016
Percentage of ownership	100.00%
JinkoSolar (U.S.) Inc. ("Jinko US") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 19, 2010
Percentage of ownership	100.00%
JinkoSolar Power Engineering Group Limited ("JinkoSolar Power") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 12, 2013
Percentage of ownership	100.00%
Projinko Solar Portugal Unipessoal LDA. ("JinkoSolar Portugal") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 20, 2014
Percentage of ownership	100.00%
JinkoSolar Mexico S.DE R.L. DE C.V. ("JinkoSolar Mexico") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 25, 2014
Percentage of ownership	100.00%
Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 01, 2010
Percentage of ownership	100.00%
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 03, 2011
Percentage of ownership	100.00%
JinkoSolar (US) Holding Inc. ("Jinko US Holding") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 07, 2011
Percentage of ownership	100.00%
JinkoSolar Italy S.R.L. ("Jinko Italy") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 08, 2011
Percentage of ownership	100.00%
Jinko Solar Canada Co., Ltd ("Jinko Canada") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 18, 2011
Percentage of ownership	100.00%
Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 07, 2011
Percentage of ownership	100.00%
Jinko Solar Japan K.K. ("JinkoSolar Japan") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 21, 2012
Percentage of ownership	100.00%
Wide Wealth Group Holding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 11, 2012
Percentage of ownership	100.00%
Jiaxing Jinko Photovoltaic System Development Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 26, 2016
Percentage of ownership	100.00%
JinkoSolar Comercio do Brazil Ltda ("JinkoSolar Brazil") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 14, 2014
Percentage of ownership	100.00%
Jinko Solar Technology SDN.BHD. ("JinkoSolar Malaysia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 21, 2015
Percentage of ownership	100.00%
Jinko Huineng Technology Services Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 14, 2015
Percentage of ownership	100.00%
JinkoSolar Enerji Teknolojileri Anonlm Sirketi [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 13, 2017
Percentage of ownership	100.00%
Jinko Solar Sweihan HK Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Oct. 04, 2016
Percentage of ownership	100.00%
Jinko Solar (Shanghai) Management Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 25, 2012
Percentage of ownership	100.00%
JinkoSolar Trading Privated Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 06, 2017
Percentage of ownership	100.00%
JinkoSolar LATAM Holding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 22, 2017
Percentage of ownership	100.00%
JinkoSolar Middle East DMCC [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 06, 2016
Percentage of ownership	100.00%
Jinko Power International (Hongkong) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 10, 2015
Percentage of ownership	100.00%
JinkoSolar International Development Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 28, 2015
Percentage of ownership	100.00%
JinkoSolar U.S. Industrial Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 16, 2017
Percentage of ownership	100.00%
Jinko Huineng Zhejiang Solar Technology Services Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 29, 2015
Percentage of ownership	100.00%
Canton Best Limited ("Canton Best BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 16, 2013
Percentage of ownership	100.00%
JinkoSolar Household PV System Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 12, 2015
Percentage of ownership	100.00%
JinkoSolar WWG Investment Co., Ltd ("WWG Investment") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 08, 2014
Percentage of ownership	100.00%
Poyang Ruixin Information Technology Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 19, 2017
Percentage of ownership	100.00%
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 15, 2017
Percentage of ownership	71.00%
Jinko Solar Korea Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 03, 2018
Percentage of ownership	100.00%
JinkoSolar (Sichuan) Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 18, 2019
Percentage of ownership	70.00%
JinkoSolar Vietnam Co., Ltd. [ Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 26, 2019
Percentage of ownership	100.00%
JinkoSolar (Qinghai) Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 03, 2019
Percentage of ownership	55.00%
Jinko PV Material Supply SDN. BHD [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 06, 2019
Percentage of ownership	100.00%
Jinko Chuzhou [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 26, 2019
Percentage of ownership	55.00%
Jinko Yiwu [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 19, 2019
Percentage of ownership	55.00%
Jinko ShangRao [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 17, 2020
Percentage of ownership	55.00%
Rui Xu
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 24, 2019
Percentage of ownership	100.00%